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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Soros Fund Management LLC
Address:   888 Seventh Avenue
           New York, New York  10106

Form 13F File Number:  028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Assistant General Counsel
Phone:            212-397-5531

Signature, Place, and Date of Signing:


/s/ Jodye M. Anzalotta            New York, New York           May 16, 2005
---------------------------       ------------------           -----------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                             1
                                                                            ----

Form 13F Information Table Entry Total:                                      183
                                                                           -----

Form 13F Information Table Value Total:                              $ 2,321,784
                                                                     -----------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name
         ---      --------------------      ----

         1.       028 - 10418               George Soros

                                          Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended March 31, 2005


                                                                                       Investment Discretion        Voting Authority
Issuer               Title of         Cusip       Fair Market      Shares or   Put/ Sole Shared  Shared  Other     Sole Shared  None
------               --------         ------      ------------     ---------- ----- ---- ------- ------- --------  ---- ------  ----
                     Call             Number      Value (in        Principal   Call      Instr.V Other   Managers**
                     --------         ------      ------------     ----------            ------- ------  --------
                                                  thousands)       Amount
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ATI TECHNOLOGIES     COM              001941103   $       514          29,700        X                      1      X
INC
------------------------------------------------------------------------------------------------------------------------------------
ATMI INC             NOTE 5.250%11/1  00207RAC5   $     3,326       3,000,000        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
AU OPTRONICS CORP    SPONSORED ADR    002255107   $     7,941         541,700        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC          COM              00339B107   $       424          60,500                     X         1           X

------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC          NOTE 3.000% 3/0  00651FAE8   $       980       1,000,000        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO       COM              007903107   $     1,963         121,800                     X         1           X
Devices INC
------------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC       COM              00826T108   $     1,627          38,000                     X         1           X

------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC        CLA              00845V100   $       582         407,000                     X         1           X

------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC        CLB              00845V209   $       758         533,500                     X         1           X

------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC        NOTE 6.500%12/1  00845VAA8   $    20,425      20,000,000        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
AGILENT              COM              00846U101   $       535          24,100                     X         1           X
TECHNOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLO-     NOTE 5.500% 7/0 00971TAC5    $    17,458      17,200,000        X                      1      X
GIES INC
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY     COM              017361106   $    10,745         520,100        X                      1      X
INC
------------------------------------------------------------------------------------------------------------------------------------
ALLOS THERAPEUTICS   COM              019777101   $     3,558       1,727,300                     X         1           X
INC
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC     COM              02209S103   $    19,663         300,700        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP CORP      COM              03073T102   $     1,693          46,300        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
ANGLOGOLD ASHANTI    SPONSORED ADR    035128206   $       940          27,292                     X         1           X
LTD
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP          COM              037411105   $     1,102          18,000        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER          ORD              G04074103   $    37,779       2,358,221        X                      1      X
MINES LTD
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO        COM              03822W109   $    18,040       5,500,000        X                      1      X
CIRCUITS CORP
------------------------------------------------------------------------------------------------------------------------------------

                                           Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended March 31, 2005


Issuer               Title of         Cusip       Fair Market      Shares or   Put/ Sole Shared  Shared  Other      Sole Shared None
------               --------         ------      ------------     ---------- ----- ---- ------- ------- --------   ---- ------ ----
                     Call             Number      Value (in        Principal   Call      Instr.V Other   Managers**
                     --------         ------      ------------     ----------  ----      ------- ------  --------
                                                  thousands)       Amount
                                                  ------------     ----------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AREL COMMUNICA-      COM              M14925107   $       824         664,630        X                      1      X
TIONS & SOFTWARE
------------------------------------------------------------------------------------------------------------------------------------
ARIAD PHARMACEU-     COM              04033A100   $       345          61,602                      X        1           X
TICALS INC
------------------------------------------------------------------------------------------------------------------------------------
ASSURANT INC         COM              04621X108   $     2,062          61,200        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
AUXILIUM PHARMA-     COM              05334D107   $    19,527       3,265,314                      X        1           X
CEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC            COM              053499109   $     2,044         175,000        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
AXCELIS TECHNO-      NOTE 4.250% 1/1  054540AB5   $    35,119      35,745,000        X                      1      X
LOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
BP PLC               SPONSORED ADR    055622104   $     3,713          59,500        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD         COM              067901108   $     2,200          91,800                      X        1           X
CORP
------------------------------------------------------------------------------------------------------------------------------------
BARRIER THERA-       COM              06850R108   $    36,010       2,324,734                      X        1           X
PEUTICS INC
------------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC          NOTE 4.000%12/1  073325AD4   $    12,675      12,835,000        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
BECKMAN COULTER      COM              075811109   $     3,921          59,000        X                      1      X
INC
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC         SDCV 2.250%1/1   086516AF8   $     4,090       4,000,000        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
BIOENVISION INC       COM             09059N100   $     2,157         375,044                      X        1           X

------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC          COM              096227103   $     7,613       5,287,082        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNI-     COM              111621108   $     5,668         957,500        X                      1      X
CATIONS SYS INC
------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNI-     NOTE 2.000% 1/0  111621AB4   $    34,564      36,288,000        X                      1      X
CATIONS SYS INC
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RES       COM              122014103   $     1,041          20,800        X                      1      X
INC
------------------------------------------------------------------------------------------------------------------------------------
CALIPER LIFE         COM              130872104   $       180          27,890                     X         1           X
SCIENCES INC
------------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP          COM              13321L108   $     1,013          22,900        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
CENTENE CORP DEL     COM              15135B101   $     1,733          57,800        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
CENTRAL EUROPEAN     CL A NEW         G20045202   $     1,152          23,300        X                      1      X
MEDIA ENT-A
------------------------------------------------------------------------------------------------------------------------------------
CEPHEID              COM              15670R107   $       300          31,051                      X        1            X

------------------------------------------------------------------------------------------------------------------------------------

                                           Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended March 31, 2005


Issuer               Title of         Cusip       Fair Market      Shares or   Put/ Sole Shared  Shared  Other      Sole Shared None
------               --------         ------      ------------     ---------- ----- ---- ------- ------- --------   ---- ------ ----
                     Call             Number      Value (in        Principal   Call      Instr.V Other   Managers**
                     --------         ------      ------------     ----------  ----      ------- ------  --------
                                                  thousands)       Amount
                                                  ------------     ----------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP        COM              156779100   $     6,851         401,800        X                      1      X
NEW
------------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNI-     CL A             16117M107   $        32          20,000        X                      1      X
CATIONS INC DEL
------------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO        COM              166764100   $     2,058          35,300        X                      1      X
CORP
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC        COM              172967101   $     3,663          81,500        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO         COM              191216100   $     5,000         120,000        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
COLLAGENEX PHARMA-   COM              19419B100   $       101          21,681                      X        1              X
CEUTICALS
------------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNO-     DBCV 1.500%12/0  205862AJ4   $     1,960       2,000,000        X                      1      X
LOGY INC
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS       COM              20825C104   $    16,521         153,200        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC    COM              20854P109   $     2,210          47,000        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
COOPER COS INC       COM NEW          216648402   $       875          12,000        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
CORN PRODS INTL      COM              219023108   $     2,670         102,750        X                      1      X
INC
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC          DBCV 11/0        219350AJ4   $       396         500,000        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
CROSSROADS SYS       COM              22765D100   $        12          15,000        X                      1      X
INC
------------------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS       COM              228368106   $     1,957         125,800        X                      1      X
INC
------------------------------------------------------------------------------------------------------------------------------------
CRYPTOLOGIC INC      COM              228906103   $     1,016          32,800        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC           COM             23918K108    $     3,034          72,500        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY         COM             25179M103    $     1,146          24,000        X                      1      X
CORP NEW
------------------------------------------------------------------------------------------------------------------------------------
DU PONT E I          COM             263534109    $    25,364         495,000        X                      1      X
DE NEMOURS & CO
------------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP     COM             264399106    $     6,907         246,600        X                      1      X

------------------------------------------------------------------------------------------------------------------------------------

                                           Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended March 31, 2005


Issuer               Title of         Cusip       Fair Market      Shares or   Put/ Sole Shared  Shared  Other      Sole Shared None
------               --------         ------      ------------     ---------- ----- ---- ------- ------- --------   ---- ------ ----
                     Call             Number      Value (in        Principal   Call      Instr.V Other   Managers**
                     --------         ------      ------------     ----------  ----      ------- ------  --------
                                                  thousands)       Amount
                                                  ------------     ----------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DUN & BRADSTREET     COM             26483E100    $     5,223          85,000        X                     1      X
CORP DEL NEW
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC       COM             26874Q100    $    15,177         403,000        X                     1      X

------------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMU-      NOTE 5.750% 5/1  278762AG4   $    32,338     32,500,000         X                     1      X
NICATIONS NEW
------------------------------------------------------------------------------------------------------------------------------------
EL PASO ELEC CO      COM NEW          283677854   $       931         49,000         X                     1      X

------------------------------------------------------------------------------------------------------------------------------------
ELAN PLC             ADR              284131208   $       478        147,600         X                     1      X

------------------------------------------------------------------------------------------------------------------------------------
EMULEX CORP          NOTE 0.250%12/1  292475AD2   $    18,643     20,100,000         X                     1      X

------------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC       COM              29355X107   $     1,966         71,500         X                     1      X

------------------------------------------------------------------------------------------------------------------------------------
EQUITABLE RES        COM              294549100   $    19,530        340,000         X                     1      X
INC
------------------------------------------------------------------------------------------------------------------------------------
EXELON CORP          COM              30161N101   $    13,556        295,400         X                     1      X

------------------------------------------------------------------------------------------------------------------------------------
EXIDE TECHNO-        COM NEW          302051206   $    19,638      1,522,300         X                     1      X
LOGIES
------------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS           COM              302130109   $     1,918         35,825         X                     1      X
INTL WASH INC
------------------------------------------------------------------------------------------------------------------------------------
EXTREME NET-         NOTE 3.500%12/0  30226DAB2   $    16,356     16,690,000         X                     1      X
WORKS INC
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL          COM              30231G102   $    31,767        533,010         X                     1      X
CORP
------------------------------------------------------------------------------------------------------------------------------------
FLUOR CORP           COM              343412102   $    19,179        346,000         X                     1      X
NEW
------------------------------------------------------------------------------------------------------------------------------------
FOUNDRY NET-         COM              35063R100   $       499         50,400                       X       1            X
WORKS INC
------------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMI-      COM CL A         35687M107   $       485         28,600         X                     1      X
CONDUCTOR INC
------------------------------------------------------------------------------------------------------------------------------------
GENITOPE CORP        COM              37229P507   $       986         78,850                       X       1            X

------------------------------------------------------------------------------------------------------------------------------------
HEALTH MGMT          CL A             421933102   $     2,369         90,500         X                     1      X
ASSOC INC NEW
------------------------------------------------------------------------------------------------------------------------------------

                                           Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended March 31, 2005


Issuer               Title of         Cusip       Fair Market      Shares or   Put/ Sole Shared  Shared  Other      Sole Shared None
------               --------         ------      ------------     ---------- ----- ---- ------- ------- --------   ---- ------ ----
                     Call             Number      Value (in        Principal   Call      Instr.V Other   Managers**
                     --------         ------      ------------     ----------  ----      ------- ------  --------
                                                  thousands)       Amount
                                                  ------------     ----------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
HELMERICH &          COM              423452101   $     1,965         49,500         X                       1      X
PAYNE INC
------------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP          COM              45337C102   $       511         74,750                       X         1            X

------------------------------------------------------------------------------------------------------------------------------------
INTEGRA  LIFE-       COM NEW          457985208   $    81,506      2,314,187         X                       1      X
SCIENCES HLDGS CP
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE          COM              45840J107   $     1,971         95,000         X                       1      X
DATA CORP
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL        COM              459902102   $     2,551         95,700         X                       1      X
GAME TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO        COM              460146103   $       969         26,326                       X         1            X

------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL        Note 4.250% 7/1  460254AE5   $    29,185     29,554,000         X                       1      X
RECTIFIER CORP
------------------------------------------------------------------------------------------------------------------------------------
INTRABIOTICS PHAR-   COM NEW          46116T506   $       350         97,133                       X         1            X
MACEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS      COM              477143101   $   212,050     11,137,055         X                       1      X
CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP      COM              492386107   $     1,097         14,000         X                       1      X

------------------------------------------------------------------------------------------------------------------------------------
KOREA ELECTRIC       SPONSORED ADR    500631106   $     4,970        369,800         X                       1      X
PWR
------------------------------------------------------------------------------------------------------------------------------------
LANOPTICS LTD        ORD              M6706C103   $     1,726        219,334                       X         1             X

------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP       NOTE 4.000%11/0  502161AG7   $    50,760     51,664,000         X                       1      X

------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP       NOTE 4.000% 5/1  502161AJ1   $       900      1,000,000         X                       1      X

------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP     COM NEW          50540R409    $     2,945         61,100         X                       1      X
AMER HLDGS
------------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTL INC    COM              50730R102    $       936         45,000         X                       1      X

------------------------------------------------------------------------------------------------------------------------------------
LATTICE SEMICON-    NOTE 7/0         518415 AE4   $    14,960     17,600,000         X                       1      X
DUCTOR CORP
------------------------------------------------------------------------------------------------------------------------------------

                                           Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended March 31, 2005


Issuer               Title of         Cusip       Fair Market      Shares or   Put/ Sole Shared  Shared  Other     Sole  Shared None
------               --------         ------      ------------     ---------- ----- ---- ------- ------- --------  ----  ------ ----
                     Call             Number      Value (in        Principal   Call      Instr.V Other   Managers**
                     --------         ------      ------------     ----------  ----      ------- ------  --------
                                                  thousands)       Amount
                                                  ------------     ----------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA       COM SER A        530718105    $       311         30,000         X                       1      X
CORP NEW
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA       COM SER A        530718105    $     1,530        147,500                       X         1              X
CORP NEW
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA       COM SER A        530719103    $       474         10,836                       X         1              X
INTL INC
------------------------------------------------------------------------------------------------------------------------------------
LONE STAR TECH-     COM              542312103    $     8,872        225,000         X                       1      X
NOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
MARVELL TECH-       ORD              G5876H105    $     1,051         27,400         X                       1      X
NOLOGY GROUP LTD
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP         COM NEW          577729205    $       676        127,100                       X         1              X

------------------------------------------------------------------------------------------------------------------------------------
MCG CAPITAL         COM              58047P107    $    10,706        695,879         X                       1      X
CORP
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC      COM              589331107    $    17,412        537,900         X                       1      X

------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC      COM              589331107    $     1,554         48,000                       X         1              X

------------------------------------------------------------------------------------------------------------------------------------
MERCURY INTER-      NOTE 4.750% 7/0  589405AB5    $    26,780     26,915,000         X                       1      X
ACTIVE CORP
------------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO           COM              61945A107    $     1,958        114,774                       X         1              X

------------------------------------------------------------------------------------------------------------------------------------
MYOGEN INC          COM              62856E104    $    20,491      2,597,142                       X         1              X

------------------------------------------------------------------------------------------------------------------------------------
MYRIAD GENETICS     COM              62855J104    $       828         45,000                       X         1              X
INC
------------------------------------------------------------------------------------------------------------------------------------
NS GROUP INC        COM              628916108    $    15,815        503,500         X                       1      X

------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC       CL B NEW         62913F201    $     1,024         17,800         X                       1      X

------------------------------------------------------------------------------------------------------------------------------------

                                           Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended March 31, 2005


Issuer               Title of         Cusip       Fair Market      Shares or   Put/ Sole Shared  Shared  Other      Sole Shared None
------               --------         ------      ------------     ---------- ----- ---- ------- ------- --------   ---- ------ ----
                     Call             Number      Value (in        Principal   Call      Instr.V Other   Managers**
                     --------         ------      ------------     ----------  ----      ------- ------  --------
                                                  thousands)       Amount
                                                  ------------     ----------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP            CL B             65248E203    $      3,685      209,272                       X         1            X

------------------------------------------------------------------------------------------------------------------------------------
99 CENTS ONLY        COM              65440K106    $      4,425      336,000         X                       1      X
STORES
------------------------------------------------------------------------------------------------------------------------------------
NOBLE CORP           SHS              G65422100    $     10,118      180,000         X                              X

------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP           SPONSORED ADR    654902204    $     11,650      755,000         X                       1      X

------------------------------------------------------------------------------------------------------------------------------------
NORANDA INC          COM              655422103    $      2,889      143,800                       X         1            X

------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP          COM              68389X105    $        942       75,500         X                       1      X

------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP          COM              68389X105    $        606       48,594                      X         1             X

------------------------------------------------------------------------------------------------------------------------------------
PARAMETRIC           COM              699173100    $        961      171,900                      X         1             X
TECHNOLOGY CORP
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON            COM              703395103    $      1,034       20,700         X                      1       X
COMPANIES INC
------------------------------------------------------------------------------------------------------------------------------------
PETRO-CDA            COM              71644E102    $      2,257       39,000         X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC           COM              717081103    $      5,385      205,000         X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC           COM              717081103    $        998       38,000                      X         1             X

------------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE         COM              717265102    $     33,703      331,300         X                      1       X
CORP
------------------------------------------------------------------------------------------------------------------------------------
PHOTRONICS INC       NOTE 4.750%12/1  719405AC6    $     23,377   23,377,000         X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
PHOTRONICS INC       NOTE 2.250% 4/1  719405AE2    $      1,255    1,000,000         X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT          COM              723787107    $     64,798    1,516,800         X                      1       X
RES CO
------------------------------------------------------------------------------------------------------------------------------------
PLAINS EXPL&         COM              726505100    $      2,426       69,500         X                      1       X
PRODTN CO
------------------------------------------------------------------------------------------------------------------------------------
PROCTER &            COM              742718109    $      2,014       38,000         X                      1       X
GAMBLE CO
------------------------------------------------------------------------------------------------------------------------------------

                                           Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended March 31, 2005


Issuer               Title of         Cusip       Fair Market      Shares or   Put/ Sole Shared  Shared  Other      Sole Shared None
------               --------         ------      ------------     ---------- ----- ---- ------- ------- --------   ---- ------ ----
                     Call             Number      Value (in        Principal   Call      Instr.V Other   Managers**
                     --------         ------      ------------     ----------  ----      ------- ------  --------
                                                  thousands)       Amount
                                                  ------------     ----------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE          COM              743315103    $      2,083       22,700         X                      1       X
CORP OHIO
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL           COM              744320102    $        970       16,900         X                      1       X
FINL INC
------------------------------------------------------------------------------------------------------------------------------------
PURADYN FILTER       COM              746091107    $      4,524    4,570,000         X                      1       X
TECHNOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
QUEST DIAG-          COM              74834L100    $      3,227       30,700         X                      1       X
NOSTICS INC
------------------------------------------------------------------------------------------------------------------------------------
QUESTAR CORP         COM              748356102    $     23,226      392,000         X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY       COM              75952B105    $      5,343      469,500         X                      1       X
INC
------------------------------------------------------------------------------------------------------------------------------------
ROCKWELL AUTO-       COM              773903109    $        991       17,500         X                      1       X
MATION
------------------------------------------------------------------------------------------------------------------------------------
SCI SYS INC          NOTE 3.000% 3/1  783890AF3    $     10,947   11,374,000         X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
SLM CORP             COM              78442P106    $      3,005       60,300         X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
SANMINA SCI          SDCV 9/1         800907AD9    $     5,808    10,682,000         X                      1       X
CORP
------------------------------------------------------------------------------------------------------------------------------------
SCHERING             COM              806605101    $    17,583       968,750         X                      1       X
PLOUGH CORP
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER         COM              806857108    $    14,519       206,000         X                      1       X
LTD
------------------------------------------------------------------------------------------------------------------------------------
SIERRA HEALTH        COM              826322109    $     2,234        35,000         X                      1       X
SVCS INC
------------------------------------------------------------------------------------------------------------------------------------
SIERRA PAC           COM              826428104    $     4,457       414,600         X                      1       X
RES NEW
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN UN          COM              844030106    $     6,473       257,800         X                      1       X
CO NEW
------------------------------------------------------------------------------------------------------------------------------------
STUDENT LN           COM              863902102    $     2,320        11,100         X                      1       X
CORP
------------------------------------------------------------------------------------------------------------------------------------
SUN MICRO-           COM              866810104    $     1,155       285,800                       X        1             X
SYSTEMS
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY        COM              867229106    $     3,679        91,500         X                      1       X
INC
------------------------------------------------------------------------------------------------------------------------------------

                                           Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended March 31, 2005


Issuer               Title of         Cusip       Fair Market      Shares or   Put/ Sole Shared  Shared  Other     Sole  Shared None
------               --------         ------      ------------     ---------- ----- ---- ------- ------- --------  ----  ------ ----
                     Call             Number      Value (in        Principal   Call      Instr.V Other   Managers**
                     --------         ------      ------------     ----------  ----      ------- ------  --------
                                                  thousands)       Amount
                                                  ------------     ----------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SUNOCO INC           COM              86764P109    $    17,184         166,000       X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
SUPPORTSOFT INC      COM              868587106    $     1,162         220,000       X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
SWIFT ENERGY CO      COM              870738101    $     7,252         255,000       X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
SYBRON DENTAL        COM              871142105    $       948          26,400       X                      1       X
SPECIALTIES INC
------------------------------------------------------------------------------------------------------------------------------------
TXU CORP             COM              873168108    $     5,741          72,100       X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICON-      SPONSORED ADR    874039100    $     9,116       1,075,000       X                      1       X
DUCTOR MFG LTD
-----------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP       SDCV 2.000%12/1  878237AC0    $       837         850,000       X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP       SDCV 2.000%12/1  878237AD8    $    19,602      19,900,000       X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL      COM              87956T107    $    71,107       3,997,041       X                      1       X
INC
------------------------------------------------------------------------------------------------------------------------------------
TERADYNE INC         SDCV 3.750%10/1  880770AD4    $    15,896      16,036,000       X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
THERAVANCE INC       COM              88338T104    $    15,999         876,659       X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO NEW     COM              886547108    $    21,713         629,000       X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC      COM              887317105    $    64,496       3,675,000       X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC       ORD              G90078109    $       779          15,133                     X        1               X

------------------------------------------------------------------------------------------------------------------------------------
TRANSWITCH CORP      COM              894065101    $        55          40,000       X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
TRIQUINT SEMI-       NOTE 4.000% 3/0  89674KAB9    $     9,763      10,000,000       X                      1       X
CONDUCTOR INC
------------------------------------------------------------------------------------------------------------------------------------
UST INC              COM              902911106    $       972          18,800       X                      1       X

------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP       COM              907818108    $     1,150          16,500                     X        1               X

------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH         COM              91324P102    $    10,648         111,640       X                      1       X
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------

                                           Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended March 31, 2005


Issuer               Title of         Cusip       Fair Market      Shares or   Put/ Sole Shared  Shared  Other      Sole Shared None
------               --------         ------      ------------     ---------- ----- ---- ------- ------- --------   ---- ------ ----
                     Call             Number      Value (in        Principal   Call      Instr.V Other   Managers**
                     --------         ------      ------------     ----------  ----      ------- ------  --------
                                                  thousands)       Amount
                                                  ------------     ----------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
VALENTIS INC         COM NEW          91913E302    $     5,766      2,167,744                      X         1              X

------------------------------------------------------------------------------------------------------------------------------------

VALERO ENERGY        COM              91913Y100    $    14,735        201,100        X                       1      X
CORP NEW
------------------------------------------------------------------------------------------------------------------------------------
VERTEX PHARMA-       COM              92532F100    $       448         47,900                      X         1              X
CEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------------
VISHAY INTERTE-      NOTE 6/0         928298AD0    $     9,075     15,000,000        X                       1      X
CHNOLOGY INC
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP     COM NEW          938862208    $     2,083         46,300        X                       1      X
INTL INC
------------------------------------------------------------------------------------------------------------------------------------
WELLCARE HEALTH      COM              94946T106    $   509,711     16,733,784        X                       1      X
PLANS INC
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC        COM              94973V107    $    10,241         81,700        X                       1      X

------------------------------------------------------------------------------------------------------------------------------------
WESTERN GAS RES      COM              958259103    $    17,697        513,700        X                       1      X
INC
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS         COM              969457100    $     1,016         54,000        X                       1      X
INC DEL
------------------------------------------------------------------------------------------------------------------------------------
WIND RIVER           NOTE 3.750%12/1  973149AE7    $    16,219     16,300,000        X                       1      X
SYSTEMS INC
------------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM           COM              982526105    $    31,061        473,700        X                       1      X
JR CO
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY           COM              98385X106    $     1,077         32,799        X                       1      X
INC
------------------------------------------------------------------------------------------------------------------------------------
YUM BRANDS           COM              988498101    $     1,072         20,700        X                       1      X
INC
------------------------------------------------------------------------------------------------------------------------------------
ZYMOGENETICS         COM              98985T109    $       468         30,700                      X         1              X
INC
------------------------------------------------------------------------------------------------------------------------------------
NABORS INDUS-        SHS              G6359F103    $    10,941        185,000        X                       1      X
TRIES LTD
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS           COM              G9618E107    $       913          1,500        X                       1      X
INS GROUP LTD
------------------------------------------------------------------------------------------------------------------------------------
XOMA LTD             ORD              G9825R107    $       124        123,640                      X         1              X

------------------------------------------------------------------------------------------------------------------------------------
                                                   $ 2,321,784

The following investment managers that are required to file a report pursuant to
Section 13(f) of the Securities Exchange Act of 1934 ("Section 13(f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager and such managers will report such positions on their reports:


        028-06437          Atlantic Investment Management, Inc.
        028-05875          Blavin & Company, Inc.
        028-05444          Brahman Capital Corp.
        028-11106          EAC Management LP
        028-06301          Origin Capital Management LLC
        028-10804          RR Partners LP
        028-05395          Select Equity Group, Inc.
        028-06099          Seminole Management Company, Inc.
                           (Paul C. Shiverick)
        028-05369          Sirios Capital Management, L.P.
        028-10036          Vantis Capital Management LLC
        028-04945          Wyper Partners LLC

** Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f). The inclusion of such securities herein shall not be deemed an admission that George Soros or SFM LLC has investment discretion or voting authority over such securities.